Borrowings - Summary of Composition of Borrowings (Detail) - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-current	$ 2,607,359,542	$ 3,845,105,806
Current	3,355,317,884	2,597,969,452
Borrowings	5,962,677,426	6,443,075,258
US Dollar and Guarani [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5,057,883,926	4,948,727,383
In Argentina Pesos [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 904,793,500	$ 1,494,347,875